STOCKHOLDERS' DEFICIT (Details)						1 Months Ended				12 Months Ended
	Nov. 16, 2021 USD ($)	Aug. 27, 2021 USD ($)	Jun. 28, 2021 USD ($) $ / shares shares	May 18, 2021 USD ($) $ / shares shares	May 13, 2021 USD ($) shares	Dec. 31, 2021 USD ($) D $ / shares shares	Nov. 30, 2021 shares	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2021 USD ($)
Class of Stock [Line Items]
Convertible preferred stock in ratio											15.625
Percentage of affirmative votes required to remove directors from the Board				66.3333%
Reverse stock split conversion ratio				1-for-15.625
Number of shares issued											0
Value of shares issued | $											$ 451,603
Common stock voting rights										one vote per share
Contingent consideration liability | $						$ 12,179,476				$ 12,179,476
Proceeds from exercise of warrants | $										1,768,046
Deferred offering costs | $						367,696				367,696	214,647
Interest expense | $	$ 427,700									$ 825,219	770,277
Equity purchase agreement
Class of Stock [Line Items]
Number of shares issued										126,354
Value of Common stock to be issued under the agreement | $		$ 17,500,000										$ 17,500,000
Term of agreement		24 months
Available under the equity line of credit | $						$ 17,500,000				$ 17,500,000
Number of lowest closing sale prices of Common Stock during the period of twelve consecutive trading days | D						12				12
Number of consecutive trading days when there is three lowest closing sale prices of Common Stock | D						3				3
Number of consecutive trading days immediately preceding the put date | D						5				5
Maximum amount the Company may request | $		$ 17,500,000
Deferred offering costs | $						$ 367,696				$ 367,696
First Fire Note
Class of Stock [Line Items]
Number of shares issued							30,000
Oasis Note
Class of Stock [Line Items]
Number of shares issued							100,000
Option 1 | Equity purchase agreement
Class of Stock [Line Items]
Maximum amount the Company may request | $						$ 500,000				$ 500,000
Option 2 | Equity purchase agreement
Class of Stock [Line Items]
Percentage of one lowest traded price of our common stock on the Nasdaq Capital Market						93.00%				93.00%
Percentage of VWAP on the Clearing Date						93.00%				93.00%
Percentage of closing bid price of the common stock on the Nasdaq Capital Market on the Clearing Date						93.00%				93.00%
Maximum amount the Company may request | $						$ 2,000,000				$ 2,000,000
General and Administrative Expense.
Class of Stock [Line Items]
Value of shares issued | $						339,000
Stock-based compensation expense | $										$ 3,325,897	$ 144,775
Initial Public Offering
Class of Stock [Line Items]
Number of shares issued					2,409,639
Warrants issued					2,771,084
Aggregate net proceeds | $				$ 8,600,000
Amount of debt converted into shares | $				2,680,289
Underwriting commissions | $				800,000
Direct offering expenses | $				600,000
Underwriting discounts and commissions | $					$ 800,000
Initial Public Offering | Certain officers and directors
Class of Stock [Line Items]
Amount of debt converted into shares | $				$ 257,515
Number of shares resulting from conversion				152,357
Stock-based compensation expense | $				$ 233,184
Over-allotment option
Class of Stock [Line Items]
Warrants issued					361,445
Consulting agreement
Class of Stock [Line Items]
Number of shares issued										50,000
Issued upon settlement of contingent liability											41,459
Value of shares issued | $						150,000
Guaranteed equity value of shares issued | $										$ 250,000
Contingent consideration liability | $						$ 67,000				$ 67,000
Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized				10,000,000
Preferred Stock | Initial Public Offering
Class of Stock [Line Items]
Stock issued upon conversion (in shares)				4,027,181
Common Stock
Class of Stock [Line Items]
Common stock authorized (in shares)				200,000,000		200,000,000				200,000,000
Common stock par value (in dollars per share) | $ / shares						$ 0.0001				$ 0.0001
Number of warrants exercised								355,000	31,881
Proceeds from exercise of warrants | $								$ 1,622,350	$ 145,696
Common Stock | H&J acquisition
Class of Stock [Line Items]
Shares issued in connection with acquisition				2,192,771
Common Stock | Stateside
Class of Stock [Line Items]
Shares issued in connection with acquisition				1,101,538
Common Stock | Initial Public Offering
Class of Stock [Line Items]
Number of shares issued				2,409,639
Issue price (in dollars per share) | $ / shares				$ 4.15
Number of shares resulting from conversion				1,135,153
Common Stock | Over-allotment option
Class of Stock [Line Items]
Number of shares issued			361,445
Issue price (in dollars per share) | $ / shares			$ 4.15
Aggregate net proceeds | $			$ 1,400,000
Underwriting discounts and commissions | $			$ 100,000
Series Seed Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						0				0	20,714,518
Preferred stock issued (in shares)						0				0	20,714,518
Preferred stock outstanding (in shares)						0				0	20,714,518
Series A preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						0				0	14,481,413
Preferred stock issued (in shares)						0				0	5,654,072
Preferred stock outstanding (in shares)						0				0	5,654,072
Series A-2 preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						0				0	20,000,000
Preferred stock issued (in shares)						0				0	5,932,742
Preferred stock outstanding (in shares)						0				0	5,932,742
Series CF preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						0				0	2,000,000
Preferred stock issued (in shares)						0				0	836,331
Preferred stock outstanding (in shares)						0				0	836,331
Number of shares issued											709,690
Issue price (in dollars per share) | $ / shares											$ 0.52
Series A-3 preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						0				0	18,867,925
Preferred stock issued (in shares)						0				0	9,032,330
Preferred stock outstanding (in shares)						0				0	9,032,330
Number of shares issued											809,294
Issue price (in dollars per share) | $ / shares											$ 0.53
Series A-3 preferred stock | Preferred Stock
Class of Stock [Line Items]
Number of shares issued											809,294
Value of shares issued | $											$ 81
Series B preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized											20,754,717
Preferred stock issued (in shares)											20,754,717
Preferred stock outstanding (in shares)											20,754,717
Series B preferred stock | Bailey
Class of Stock [Line Items]
Number of shares issued											20,754,717
Issue price (in dollars per share) | $ / shares											$ 0.53
Value of shares issued | $											$ 11,000,000
Undesignated Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						10,000,000				10,000,000	936,144
Preferred stock issued (in shares)						0				0	0
Preferred stock outstanding (in shares)						0				0